RELATED PARTY TRANSACTIONS - Anta Sports transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Purchases of goods and services from ANTA Sports and subsidiaries	$ 11.0	$ 6.5	$ 12.9	$ 12.8
Sales to ANTA Sports and subsidiaries
Disclosure of transactions between related parties [line items]
Sales to ANTA Sports and subsidiaries	$ 8.4	$ 0.2	$ 10.8	$ 0.2